Condensed Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income (loss)	$ (39,741)	$ 36,636	$ 11,366	$ 19,984	$ (20,269)
Adjustments to reconcile net income (loss) to cash used in operating activities:
Depreciation and amortization	679	699	1,389	1,382	829
Noncash interest expense				7	113
Amortization of premium on investment securities	818	578	1,469	751	724
Stock-based compensation expense	1,923	1,411	2,809	2,353	1,934
Loss on disposal of leasehold improvements					32
Revaluation of convertible preferred stock warrant liability	(24)	(127)	(83)	(23)	(11)
Unrealized gain (loss) on foreign currency forward contracts	352	694	(51)
Changes in operating assets and liabilities:
Receivables from collaborations	(2,832)	(1,585)	293	(955)	798
Prepaid expenses and other current assets	(1,091)	(2,244)	(2,481)	1,615	(717)
Other assets	229	(271)	(2,091)
Accounts payable	(164)	6,434	2,017	1,437	(1,824)
Accrued compensation and employee benefits	(187)	(1,099)	(980)	117	(417)
Accrued and other liabilities	8,153	454	3,375	(171)	(1,395)
Deferred revenue	2,991	(68,730)	(65,426)	(35,387)	(14,095)
Other long-term liabilities	(433)	(410)	(831)	45	2,176
Accrued income taxes				(2,476)	2,476
Net cash used in operating activities	(29,327)	(27,560)	(49,225)	(11,321)	(29,646)
Investing activities
Decrease in restricted cash				6,000
Purchases of property and equipment	(333)	(354)	(362)	(1,477)	(2,390)
Purchases of investments	(98,640)	(117,147)	(144,644)	(33,805)	(94,911)
Proceeds from sales of investments	4,644	20,209	36,517	2,163	1,000
Proceeds from maturities of investments	53,936	14,329	40,687	59,829	91,436
Net cash provided by (used in) investing activities	(40,393)	(82,963)	(67,802)	32,710	(4,865)
Financing activities
Repayment of debt				(2,598)	(6,667)
Proceeds from initial public offering, net of underwriters discount	131,027
Payment of initial public offering costs	(2,927)
Proceeds from issuance of common stock, including early exercise of stock options	253	292	317	167	176
Repurchase of unvested common stock				(51)	(1)
Proceeds from issuance of convertible preferred stock, net of issuance costs				96,700
Net cash provided by (used in) financing activities	128,353	292	317	94,218	(6,492)
Net increase (decrease) in cash and cash equivalents	58,633	(110,231)	(116,710)	115,607	(41,003)
Cash and cash equivalents at beginning of period	53,613	170,323	170,323	54,716	95,719
Cash and cash equivalents at end of period	112,246	60,092	53,613	170,323	54,716
Supplemental disclosure of cash flow information
Interest paid				14	267
Income taxes paid			57	2,476
Noncash investing activities
Net change in accounts payable related to purchase of property and equipment				$ (362)	$ 362